As filed with the U.S. Securities and Exchange Commission on March 9, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

December 31, 2022

Carbon Strategy ETF

Ticker: KARB

Carbon Strategy ETF

Carbon Strategy ETF

Letter to Shareholders
December 31, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Carbon Strategy ETF (“KARB” or the “Fund”). The information presented in this report relates to the operations of KARB from commencement of operations on September 8, 2022 through December 31, 2022 (the “current fiscal period”).

The Carbon Strategy ETF seeks capital appreciation by gaining exposure to the global carbon credit market. The Fund invests in carbon credit futures contracts, which are commodity futures contracts linked to the value of emission allowances (“Carbon Futures”). The Fund also may invest in (i) Exchange Traded Funds (“ETFs”) that provide exposure to government or investment grade corporate fixed income securities with maturities up to 12 months; (ii) money market funds; and (iii) cash and cash equivalents (“Collateral Instruments”). The Collateral Instruments are intended to provide liquidity and to serve as collateral for the Carbon Futures.

The Fund is structured to provide investors with exposure to the global compliance carbon credit market. Because the Fund achieves its investments strategy of gaining exposure to the global carbon credit market primarily through investing in Carbon Futures, the Fund’s performance will be materially driven by its derivative exposures. The Fund uses as a reference index, the Carbon Streaming BITA Compliance Index, which is a rules-based index that tracks the performance of the global compliance carbon markets through an allocation into a series of carbon allowance futures. For the fiscal period ended December 31, 2022, the Fund provided exposure to the European Union Allowances (EUA), the California Carbon Allowances (CCA), & the Regional Greenhouse Gas Initiative (RGGI) CO2 Allowances.

For the current fiscal period, the Fund’s market price increased 11.25%, and the Net Asset Value (“NAV”) increased 12.85%. Meanwhile, the S&P 500® Index, a broad market index, decreased -3.64%. The Fund traded in line with its target markets. A large impact in the Fund’s performance was because of the Russian incursion in the Ukraine, which caused considerable volatility in the European compliance credit market.

The Fund commenced operations on September 8, 2022 and has 10,000 shares outstanding as of December 31, 2022.

We appreciate your investment in the Carbon Strategy ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Carbon Strategy ETF

Letter to Shareholders
December 31, 2022 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

FUND RISKS: The investments held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. Cap and Trade Risk. There is no assurance that cap and trade programs will continue to exist. Cap and trade may not prove to be an effective method of reducing greenhouse gas emissions. As a result, or due to other factors, cap and trade programs may be terminated or may not be renewed upon their expiration. Investment Capacity Risk. If the Fund’s ability to obtain exposure to carbon credit futures contracts, which are commodity futures contracts linked to the value of emission allowances (“Carbon Futures”), consistent with its investment objective is disrupted for any reason including, limited liquidity in the Carbon Futures market, a disruption to the Carbon Futures, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

The Carbon Streaming BITA Compliance Index tracks the performance of the compliance carbon markets through an allocation into a series of carbon allowance futures contracts. It is not possible to invest directly in an index.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Carbon Strategy ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Carbon Strategy ETF

Consolidated Portfolio Allocation*
As of December 31, 2022 (Unaudited)

Security Type	Percentage of Net Assets
Short-Term Investments	77.5%
Other Assets in Excess of Liabilities	22.5
Total	100.0%

*	Portfolio allocation chart does not reflect derivative exposure.

Carbon Strategy ETF

Consolidated Schedule of Investments
December 31, 2022 (Unaudited)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 77.5%
261,052	First American Government Obligations Fund - Class X, 4.09% (a)(b)	$261,052
	TOTAL SHORT-TERM INVESTMENTS (Cost $261,052)	261,052
	TOTAL INVESTMENTS — 77.5% (Cost $261,052)	261,052
	Other Assets in Excess of Liabilities — 22.5%	76,007
	NET ASSETS — 100.0%	$337,059

Percentages are stated as a percentage of net assets.

(a)	Rate shown is the annualized seven-day yield as of December 31, 2022.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2022 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
2	CCA Vintage 2023 Futures (a)	December 2023	$60,700	$845
3	ECX Emission Futures (a)	December 2023	268,850	13,268
1	Euro E-Mini Future (a)	March 2023	67,213	369
1	Euro FX Currency Future (a)	March 2023	134,425	727
2	RGGI Futures (a)	December 2023	28,500	171
				$15,380

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

Consolidated Statement of Assets and Liabilities
December 31, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $261,052)	$261,052
Unrealized appreciation on open futures contracts	15,380
Deposits at broker for futures	59,939
Dividends and interest receivable	909
Total Assets	337,280

LIABILITIES
Management fees payable	221
Total liabilities	221

NET ASSETS	$337,059

Net Assets Consist of:
Paid-in capital	$300,000
Total distributable earnings (accumulated deficit)	37,059
Net assets	$337,059

Net Asset Value:
Net assets	$337,059
Shares outstanding*	10,000
Net asset value, offering and redemption price per share	$33.71

*	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

Consolidated Statement of Operations
For the Period Ended December 31, 2022(1) (Unaudited)

INCOME
Interest	$2,517
Total investment income	2,517

EXPENSES
Management fees	709
Broker interest expense	330
Total expenses	1,039
Net investment income (loss)	1,478

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Futures	21,677
Foreign currency	(207)
Change in unrealized appreciation (depreciation) on:
Futures	15,380
Foreign currency	256
Net realized and unrealized gain (loss) on investments	37,106
Net increase (decrease) in net assets resulting from operations	$38,584

(1)	The Fund commenced operations on September 8, 2022. The information presented is for the period from September 8, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

Consolidated Statement of Changes in Net Assets

Period Ended December 31, 2022 (Unaudited)(1)
OPERATIONS
Net investment income (loss)	$1,478
Net realized gain (loss) on futures and foreign currency	21,470
Change in unrealized appreciation (depreciation) on futures and foreign currency	15,636
Net increase (decrease) in net assets resulting from operations	38,584

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,525)
Total distributions to shareholders	(1,525)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	300,000
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	300,000
Net increase (decrease) in net assets	$337,059

NET ASSETS
Beginning of period	$—
End of period	$337,059

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	10,000
Shares redeemed	—
Net increase (decrease)	10,000

(1)	The Fund commenced operations on September 8, 2022. The information presented is for the period from September 8, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

Consolidated Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2022 (Unaudited)(1)
Net asset value, beginning of period	$30.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.15
Net realized and unrealized gain (loss) on investments (7)	3.71
Total from investment operations	3.86

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.15)
Total distributions to shareholders	(0.15)

Net asset value, end of period	$33.71

Total return	12.85	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$337

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	1.10	%(4)(5)
Net investment income (loss) to average net assets	1.56	%(4)
Portfolio turnover rate (6)	0	%(3)

(1)	The Fund commenced operations on September 8, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes broker interest expense of 0.35%.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Carbon Strategy ETF

Notes to Consolidated Financial Statements

December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Carbon Strategy ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation.

The Fund commenced operations on September 8, 2022. The end of the reporting period for the Fund is December 31, 2022, and the period covered by these Notes to Financial Statements is the period from September 8, 2022 through December 31, 2022 (the “current fiscal period”).

Consolidation of Subsidiaries. The Fund may invest up to 25% of its total assets in the Carbon Cayman Subsidiary (the “Subsidiary”), that is wholly-owned by the Fund and organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $75,421, which represented 22.38% of the Fund’s net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$261,052	$—	$—	$261,052
Total Investments in Securities	$261,052	$—	$—	$261,052

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$15,380	$—	$—	$15,380

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on an as needed basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. Cash collateral held by the Fund is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options, if any.

For financial statement purposes, cash held at or due to the broker for futures is included in the Statements of Assets and Liabilities as deposits at broker for futures or payable to broker for futures. Broker interest paid by the Fund, if any, is included as broker interest expense in the Statements of Operations.

The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

	Asset Derivatives
Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Foreign Currency Contracts – Futures	Unrealized appreciation on open futures contracts	$1,096
Commodity Contracts – Futures	Unrealized appreciation on open futures contracts	14,284

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Currency Contracts – Futures	$13,958	$1,096
Commodity Contracts – Futures	7,719	14,284

The average monthly notional amount of long futures during the current fiscal period was $458,195.

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manage their cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

	Gross Amounts of	Gross Amounts Offset in the Statement of Assets	Net Amounts Presented in the Statement of Assets	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Recognized Assets	and Liabilities	and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
StoneX, Financial, Inc.
Futures Contracts	$15,380	$—	$15,380	$—	$—	$15,380
	$15,380	$—	$15,380	$—	$—	$15,380

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.75% based on the Fund’s average daily net assets.

The Adviser has entered into an agreement with Carbon Fund Advisors Inc. (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, there were no purchases or sales of securities by the Fund, excluding short-term securities and in-kind transactions.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations or redemptions.

NOTE 6 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $1,525 of ordinary income.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2022 (Unaudited) (Continued)

Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Carbon Strategy ETF

Expense Example

For the Period Ended December 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Carbon Strategy ETF

Expense Example

For the Period Ended December 31, 2022 (Unaudited) (Continued)

	Beginning Account Value September 8, 2022(1)	Ending Account Value December 31, 2022	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,128.50	$3.69(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.66	$5.60(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 115/365 to reflect the current fiscal period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Carbon Strategy ETF

Approval of Investment Advisory Agreement, Subsidiary Investment Management Agreement & Board Considerations

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser” or “ETC”)) and the Trust, on behalf of Carbon ETF (the “Fund”) for an initial two-year term. The Board also considered the approval of the investment management agreement between the ETC and the Carbon Subsidiary (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund (the “Subsidiary Investment Management Agreement”) (together with the Advisory Agreement, the “Agreements”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm at this Meeting and over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered that information alongside the written materials in its evaluation of the Adviser’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, the services to be provided to the Subsidiary by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement and the Subsidiary Investment Management Agreement in light of this information.

Approval of the Advisory Agreement with the Adviser and Approval of the Subsidiary Investment Management Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board

Carbon Strategy ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT, SUBSIDIARY INVESTMENT MANAGEMENT AGREEMENT & BOARD CONSIDERATIONS

considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the Fund, and the services to be provided by the Adviser. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

The Board also considered other services to be provided to the Fund and to the Subsidiary, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable regulatory requirements, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board concluded that ETC had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Subsidiary Investment Management Agreement.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio for the Fund was higher than the median but within the range of the universe of Commodities Focused ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that the Fund’s proposed expense ratio was slightly less than the expense ratio for the one competitor identified by the Adviser at the Board’s request that is focused on futures contracts on carbon credits (the “Selected Peer Group”). The Board determined that the Fund’s proposed expense ratio was reasonable given the complexities of the Fund, the novelty of its focus on carbon credit futures contracts, and the additional work required from the Fund’s use of a controlled foreign corporation.

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the

Carbon Strategy ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT, SUBSIDIARY INVESTMENT MANAGEMENT AGREEMENT & BOARD CONSIDERATIONS

Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board further noted that with respect to the Subsidiary Investment Management Agreement, ETC waives its compensation.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders in the initial period of such Fund’s operations. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Advisory Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. In addition, the Board, including a majority of the Independent Trustees, therefore determined that that the approval of the Subsidiary Investment Management Agreement was in the best interests of the Subsidiary and the Fund’s shareholders.

Carbon Strategy ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://www.karbetf.com/. The Fund’s portfolio holdings are posted on its website at https://www.karbetf.com/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.karbetf.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.karbetf.com/.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.karbetf.com/.

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, Oklahoma 73120

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Carbon Strategy ETF

Symbol – KARB
CUSIP – 26922B691

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	March 8, 2023

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	March 8, 2023

* Print the name and title of each signing officer under his or her signature.